Other net losses	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
Other net losses	Other net losses
Other net losses consist of the following:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Renewable energy business sale costs (a)	5,323	5,390	11,232	5,390
Kentucky termination costs (b)	—	43,808	—	46,527
Acquisition-related settlement payment	—	(11,983)	—	(11,983)
Other (c)	11,738	3,152	16,430	3,895
	$17,061	$40,367	$27,662	$43,829
(a)Renewable energy business sale costs
On August 10, 2023, the Company announced that it is pursuing a sale of its renewable energy business. For the three and six months ended June 30, 2024, the Company incurred costs of $5,323 and $11,232, respectively (2023 - $5,390 and $5,390, respectively), related to this process.
(b)Kentucky termination costs
On April 17, 2023, Liberty Utilities Co. mutually agreed with American Electric Power Company, Inc. and AEP Transmission Company, LLC to terminate the purchase agreement for Kentucky Power Company and AEP Kentucky Transmission Company, Inc. The Company recognized losses of $43,808 for the three months ended June 30, 2023 and $46,527 for the six months ended June 30, 2023, for write-off costs related to capitalized costs which were primarily related to the implementation of an enterprise software solution, transaction costs, severance costs, and other termination costs.
(c)Other
Other losses primarily consist of remarketing fees related to the remarketing of the Notes forming a component of the Green Equity Units, post-closing adjustments related to the sale of the Windsor Locks Thermal Facility and other miscellaneous write-offs.